Leases (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Amortization of right-of-use assets	¥ 334,432	¥ 244,706	¥ 281,066
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Impairment of right-of-use assets	¥ (276,118)